Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	INTERNATIONAL BUSINESS MACHINES CORPORATION
Entity Central Index Key	0000051143
Amendment Flag	false
EBP 001
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	INTERNATIONAL BUSINESS MACHINES CORPORATION
Entity Central Index Key	0000051143
Amendment Flag	false